Financial Liabilities at FVTPL - Summary Of Differences Between Carrying Amount And Maturity Amount Of Financial Liabilities At Fair Value Through Profit Or Loss Designated As Upon Initial Recognition (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of difference between carrying amount and nominal amountat maturityof financial liabilities at fair value through profit or loss designated as upon initial recognition [Abstract]
Carrying amount	₩ 0	₩ 19,630
Nominal amount at maturity	0	25,780
Difference	₩ 0	₩ (6,150)